SCHEDULE OF ADVISORY SERVICE FEES (Details) - Mango Financial Group Limited [Member]	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Restructuring Cost and Reserve [Line Items]
Advisory service fees	$ 514,287	$ 4,021,720	$ 30,000
Advisory service fees	$ 305,907	$ 2,392,195